Schedule of Investments (unaudited) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.1%

Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	6,582	$682,224
HEICO Corp.	6,720	588,672
HEICO Corp., Class A	12,067	872,806
Hexcel Corp.	12,882	445,588
Howmet Aerospace, Inc.	59,556	778,397
Huntington Ingalls Industries, Inc.	6,243	1,194,973
L3Harris Technologies, Inc.	34,462	6,675,289
Spirit AeroSystems Holdings, Inc., Class A	16,123	357,286
Teledyne Technologies, Inc.(a)	5,579	1,816,913
Textron, Inc.	36,008	949,171
TransDigm Group, Inc.	8,006	2,906,819

		17,268,138

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	20,997	1,488,688
Expeditors International of Washington, Inc.	26,734	1,914,288
XPO Logistics, Inc.(a)(b)	14,349	957,652

		4,360,628

Airlines — 0.3%
Alaska Air Group, Inc.	18,685	607,636
American Airlines Group, Inc.(b)	60,780	729,968
Copa Holdings SA, Class A	4,883	215,877
JetBlue Airways Corp.(a)	44,905	437,375
United Airlines Holdings, Inc.(a)	41,807	1,236,651

		3,227,507

Auto Components — 0.6%
Aptiv PLC	40,149	2,792,363
BorgWarner, Inc.	32,303	922,897
Gentex Corp.	39,616	960,292
Goodyear Tire & Rubber Co.	35,966	257,876
Lear Corp.	9,557	933,241

		5,866,669

Automobiles — 0.1%
Harley-Davidson, Inc.(b)	23,766	518,812
Thor Industries, Inc.	8,267	547,275

		1,066,087

Banks — 2.9%
Associated Banc-Corp	24,014	339,558
Bank of Hawaii Corp.	6,201	422,784
Bank OZK	19,059	431,115
BankUnited, Inc.	14,382	284,907
BOK Financial Corp.	4,983	258,070
CIT Group, Inc.	14,635	277,772
Citizens Financial Group, Inc.	67,771	1,517,393
Comerica, Inc.	21,789	759,565
Commerce Bancshares, Inc.	15,882	971,820
Cullen/Frost Bankers, Inc.	8,736	627,769
East West Bancorp, Inc.	22,454	787,462

Security	Shares	Value

Banks (continued)
Fifth Third Bancorp	110,538	$2,065,955
First Citizens BancShares, Inc., Class A	1,093	417,526
First Hawaiian, Inc.	20,603	362,407
First Horizon National Corp.	47,841	434,396
First Republic Bank	26,505	2,764,206
FNB Corp.	50,445	408,100
Huntington Bancshares, Inc.	158,295	1,462,646
KeyCorp	152,864	1,780,866
M&T Bank Corp.	20,314	2,276,793
PacWest Bancorp	18,228	368,935
People’s United Financial, Inc.	69,069	876,486
Pinnacle Financial Partners, Inc.	11,592	466,578
Popular, Inc.	14,614	563,954
Prosperity Bancshares, Inc.	14,310	857,598
Regions Financial Corp.	150,422	1,617,036
Signature Bank	8,308	890,451
Sterling Bancorp	30,403	374,869
SVB Financial Group(a)	8,097	1,564,097
Synovus Financial Corp.	21,781	457,619
TCF Financial Corp.	23,408	694,983
Texas Capital Bancshares, Inc.(a)	7,804	216,795
Umpqua Holdings Corp.	34,302	429,633
Webster Financial Corp.	14,372	406,009
Western Alliance Bancorp	14,701	527,472
Wintrust Financial Corp.	8,869	371,611
Zions Bancorp. NA	25,528	806,940

		30,142,176

Beverages — 0.3%
Brown-Forman Corp., Class A	7,018	398,061
Brown-Forman Corp., Class B	26,803	1,667,146
Molson Coors Beverage Co., Class B	27,169	1,114,201

		3,179,408

Biotechnology — 1.9%
Agios Pharmaceuticals, Inc.(a)	9,363	385,194
Alkermes PLC(a)	24,318	333,400
Alnylam Pharmaceuticals, Inc.(a)(b)	16,753	2,206,370
BioMarin Pharmaceutical, Inc.(a)(b)	27,870	2,564,598
Bluebird Bio, Inc.(a)	8,581	462,344
Exact Sciences Corp.(a)	21,805	1,722,159
Exelixis, Inc.(a)	46,712	1,153,553
Incyte Corp.(a)	28,014	2,735,847
Ionis Pharmaceuticals, Inc.(a)	19,989	1,109,989
Moderna, Inc.(a)	34,773	1,599,210
Neurocrine Biosciences, Inc.(a)	14,243	1,397,808
Sage Therapeutics, Inc.(a)	7,907	308,215
Sarepta Therapeutics, Inc.(a)(b)	11,005	1,297,269
Seattle Genetics, Inc.(a)	18,166	2,492,920
United Therapeutics Corp.(a)	6,682	732,080

		20,500,956

Building Products — 1.0%
Allegion PLC	14,473	1,455,115
AO Smith Corp.	21,255	900,787

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Armstrong World Industries, Inc.	7,572	$583,650
Fortune Brands Home & Security, Inc.	21,794	1,050,471
Lennox International, Inc.(b)	5,481	1,023,193
Masco Corp.	43,158	1,771,204
Owens Corning	16,619	720,600
Resideo Technologies, Inc.(a)	18,221	93,474
Trane Technologies PLC	38,611	3,375,374

		10,973,868

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	7,580	530,297
Ameriprise Financial, Inc.	19,741	2,269,031
BGC Partners, Inc., Class A	47,092	145,750
Cboe Global Markets, Inc.	17,268	1,716,094
E*Trade Financial Corp.	34,747	1,411,076
Eaton Vance Corp.	16,470	604,449
Evercore, Inc., Class A	6,104	314,966
FactSet Research Systems, Inc.	5,843	1,606,825
Franklin Resources, Inc.	43,375	817,185
Invesco Ltd.	58,986	508,459
Janus Henderson Group PLC	24,486	438,299
Lazard Ltd., Class A	15,825	435,188
Legg Mason, Inc.	13,268	661,144
LPL Financial Holdings, Inc.	12,455	750,040
MarketAxess Holdings, Inc.	5,740	2,611,757
MSCI, Inc.	12,830	4,195,410
Nasdaq, Inc.	17,869	1,959,693
Northern Trust Corp.	30,069	2,380,262
Raymond James Financial, Inc.	19,399	1,278,782
SEI Investments Co.	19,884	1,013,289
State Street Corp.	55,651	3,508,239
T. Rowe Price Group, Inc.	35,906	4,151,811
Virtu Financial, Inc., Class A	7,941	185,581

		33,493,627

Chemicals — 1.8%
Albemarle Corp.(b)	16,444	1,010,155
Ashland Global Holdings, Inc.	8,569	528,622
Axalta Coating Systems Ltd.(a)(b)	31,937	630,436
Cabot Corp.	8,659	293,454
Celanese Corp.	18,587	1,544,022
CF Industries Holdings, Inc.	34,107	937,942
Chemours Co.	25,278	296,511
Corteva, Inc.(a)	117,041	3,065,304
Eastman Chemical Co.	21,347	1,291,707
Element Solutions, Inc.(a)	34,810	356,802
FMC Corp.	20,164	1,853,072
Huntsman Corp.	33,390	561,286
International Flavors & Fragrances, Inc.	16,646	2,181,125
Mosaic Co.	53,471	615,451
NewMarket Corp.	1,063	437,361
Olin Corp.	24,352	325,099
RPM International, Inc.	19,913	1,322,422
Scotts Miracle-Gro Co.	6,111	757,947

Security	Shares	Value

Chemicals (continued)
Valvoline, Inc.	29,325	$504,097
Westlake Chemical Corp.	5,466	237,498
WR Grace & Co.	8,969	423,606

		19,173,919

Commercial Services & Supplies — 1.1%
ADT, Inc.	17,398	99,691
Cintas Corp.	13,213	2,931,040
Clean Harbors, Inc.(a)	8,028	428,936
Copart, Inc.(a)	31,349	2,511,368
IAA, Inc.(a)	20,536	792,690
KAR Auction Services, Inc.	19,842	297,233
Republic Services, Inc.	33,233	2,603,473
Rollins, Inc.	22,173	886,920
Stericycle, Inc.(a)	13,810	673,928

		11,225,279

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	9,246	2,027,648
Ciena Corp.(a)	23,905	1,105,606
CommScope Holding Co., Inc.(a)(b)	30,241	332,953
EchoStar Corp., Class A(a)	7,570	238,833
F5 Networks, Inc.(a)	9,502	1,323,248
Juniper Networks, Inc.	51,846	1,119,874
Motorola Solutions, Inc.	26,702	3,840,015
Ubiquiti, Inc.	1,325	214,690
ViaSat, Inc.(a)(b)	8,842	374,901

		10,577,768

Construction & Engineering — 0.3%
AECOM(a)	23,231	842,356
Fluor Corp.	20,614	241,184
Jacobs Engineering Group, Inc.	20,023	1,656,903
Quanta Services, Inc.	21,888	795,848

		3,536,291

Construction Materials — 0.4%
Eagle Materials, Inc.	6,500	396,565
Martin Marietta Materials, Inc.	9,734	1,851,699
Vulcan Materials Co.	20,488	2,314,529

		4,562,793

Consumer Finance — 0.6%
Ally Financial, Inc.	58,662	961,470
Credit Acceptance Corp.(a)(b)	1,569	488,853
Discover Financial Services	48,277	2,074,463
Navient Corp.	29,989	228,516
OneMain Holdings, Inc.	10,135	245,368
Santander Consumer USA Holdings, Inc.	15,862	247,289
SLM Corp.	65,277	544,410
Synchrony Financial	95,606	1,892,043

		6,682,412

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 1.5%
AptarGroup, Inc.	10,003	$1,071,121
Ardagh Group SA	2,789	34,695
Avery Dennison Corp.	12,991	1,434,076
Ball Corp.	50,361	3,303,178
Berry Global Group, Inc.(a)	20,668	822,380
Crown Holdings, Inc.(a)	20,300	1,307,523
Graphic Packaging Holding Co.	44,729	597,132
International Paper Co.	61,254	2,097,950
O-I Glass, Inc.	24,241	199,746
Packaging Corp. of America	14,595	1,410,607
Sealed Air Corp.	24,046	687,475
Silgan Holdings, Inc.	12,117	418,037
Sonoco Products Co.	15,555	759,706
Westrock Co.	39,717	1,278,490

		15,422,116

Distributors — 0.4%
Genuine Parts Co.	21,924	1,738,135
LKQ Corp.(a)	48,016	1,255,618
Pool Corp.	6,010	1,272,077

		4,265,830

Diversified Consumer Services — 0.5%
2U, Inc.(a)	8,702	206,672
Bright Horizons Family Solutions, Inc.(a)	8,975	1,045,139
frontdoor, Inc.(a)	13,143	508,766
Graham Holdings Co., Class B	648	252,726
Grand Canyon Education, Inc.(a)	7,343	631,645
H&R Block, Inc.	30,310	504,661
Service Corp. International	27,689	1,017,294
ServiceMaster Global Holdings, Inc.(a)	21,096	718,319

		4,885,222

Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	64,790	1,186,953
Interactive Brokers Group, Inc., Class A	11,529	472,689
Jefferies Financial Group, Inc.	38,895	533,639
Morningstar, Inc.	3,061	477,394
Voya Financial, Inc.	21,038	950,286

		3,620,961

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	169,822	1,803,510

Electric Utilities — 2.9%
Alliant Energy Corp.	37,468	1,819,071
Avangrid, Inc.	8,754	376,422
Edison International	54,617	3,206,564
Entergy Corp.	31,003	2,961,097
Evergy, Inc.	35,494	2,073,914

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	50,530	$4,077,771
FirstEnergy Corp.	84,250	3,476,997
Hawaiian Electric Industries, Inc.	16,751	661,162
IDACORP, Inc.	7,883	723,502
OGE Energy Corp.	31,236	984,559
PG&E Corp.(a)(b)	82,931	882,386
Pinnacle West Capital Corp.	17,482	1,345,939
PPL Corp.	119,993	3,050,222
Xcel Energy, Inc.	81,800	5,199,208

		30,838,814

Electrical Equipment — 0.9%
Acuity Brands, Inc.	6,124	530,277
AMETEK, Inc.	35,445	2,972,772
GrafTech International Ltd.	8,688	70,547
Hubbell, Inc.	8,478	1,054,917
nVent Electric PLC	23,604	440,215
Regal-Beloit Corp.	6,348	450,771
Rockwell Automation, Inc.	17,950	3,401,166
Sensata Technologies Holding PLC(a)	24,181	879,705

		9,800,370

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	45,488	4,014,771
Arrow Electronics, Inc.(a)	12,682	797,951
Avnet, Inc.	15,312	459,666
CDW Corp.	22,228	2,462,862
Cognex Corp.(b)	25,586	1,413,371
Coherent, Inc.(a)	3,728	476,699
Corning, Inc.	118,063	2,598,567
Dolby Laboratories, Inc., Class A	9,716	583,251
FLIR Systems, Inc.	21,172	918,865
IPG Photonics Corp.(a)	5,490	710,022
Jabil, Inc.	23,041	655,286
Keysight Technologies, Inc.(a)	29,247	2,830,232
Littelfuse, Inc.	3,647	529,690
National Instruments Corp.	20,392	783,461
SYNNEX Corp.	6,387	559,246
Trimble, Inc.(a)	39,225	1,358,362
Universal Display Corp.	6,668	1,001,000
Zebra Technologies Corp., Class A(a)	8,336	1,914,446

		24,067,748

Energy Equipment & Services — 0.4%
Apergy Corp.(a)(b)	12,292	113,209
Baker Hughes Co.	101,487	1,415,744
Halliburton Co.	136,153	1,429,607
Helmerich & Payne, Inc.	16,497	326,146
National Oilwell Varco, Inc.	60,569	765,592
Patterson-UTI Energy, Inc.	27,504	101,490
Transocean Ltd.(a)(b)	94,187	120,559

		4,272,347

Entertainment — 0.9%
Cinemark Holdings, Inc.	16,682	238,219

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Live Nation Entertainment, Inc.(a)	20,231	$907,765
Madison Square Garden Entertainment Corp.(a)	2,905	240,243
Roku, Inc.(a)(b)	13,303	1,612,723
Spotify Technology SA(a)	20,273	3,072,779
Take-Two Interactive Software, Inc.(a)	17,500	2,118,375
World Wrestling Entertainment, Inc., Class A	6,775	301,284
Zynga, Inc., Class A(a)	133,982	1,010,224

		9,501,612

Equity Real Estate Investment Trusts (REITs) — 8.5%
Alexandria Real Estate Equities, Inc.	18,909	2,970,415
American Campus Communities, Inc.	21,146	746,242
American Homes 4 Rent, Class A	40,174	969,800
Americold Realty Trust	29,926	915,436
Apartment Investment & Management Co., Class A	23,112	870,629
Apple Hospitality REIT, Inc.	33,288	322,228
AvalonBay Communities, Inc.	21,715	3,538,459
Boston Properties, Inc.	24,112	2,343,204
Brandywine Realty Trust	26,696	297,927
Brixmor Property Group, Inc.	45,954	526,173
Brookfield Property REIT, Inc., Class A	10,458	102,436
Camden Property Trust	14,560	1,282,299
Chimera Investment Corp.	28,648	222,595
Colony Capital, Inc.	75,638	174,724
Columbia Property Trust, Inc.	17,952	256,534
CoreSite Realty Corp.	5,794	702,175
Corporate Office Properties Trust	17,323	457,674
Cousins Properties, Inc.	22,525	679,579
CubeSmart	30,110	758,772
CyrusOne, Inc.	17,459	1,224,749
Digital Realty Trust, Inc.(b)	40,708	6,085,439
Douglas Emmett, Inc.	25,982	792,191
Duke Realty Corp.	57,297	1,988,206
Empire State Realty Trust, Inc., Class A	23,223	194,144
EPR Properties	12,042	354,276
Equity Commonwealth	18,661	633,541
Equity LifeStyle Properties, Inc.	27,017	1,629,395
Equity Residential	57,053	3,711,868
Essex Property Trust, Inc.	10,203	2,490,552
Extra Space Storage, Inc.	19,581	1,727,828
Federal Realty Investment Trust	11,682	972,760
Gaming and Leisure Properties, Inc.	31,684	894,756
Healthcare Trust of America, Inc., Class A	33,666	829,194
Healthpeak Properties, Inc.	78,913	2,062,786
Highwoods Properties, Inc.	15,788	612,732
Host Hotels & Resorts, Inc.	110,923	1,365,462
Hudson Pacific Properties, Inc.	23,494	577,483
Invitation Homes, Inc.	83,334	1,970,849
Iron Mountain, Inc.	44,502	1,076,058
JBG SMITH Properties	18,902	641,723

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	16,234	$1,010,729
Kimco Realty Corp.	63,902	697,171
Lamar Advertising Co., Class A	13,162	758,789
Life Storage, Inc.	7,179	628,809
Macerich Co.	22,111	165,169
Medical Properties Trust, Inc.	80,002	1,371,234
MFA Financial, Inc.	72,123	126,215
Mid-America Apartment Communities, Inc.	17,704	1,981,432
National Retail Properties, Inc.	26,455	863,491
New Residential Investment Corp.	65,260	397,433
Omega Healthcare Investors, Inc.	35,233	1,027,042
Outfront Media, Inc.	22,584	354,343
Paramount Group, Inc.	29,949	289,008
Park Hotels & Resorts, Inc.	37,693	358,461
Rayonier, Inc.	20,030	481,321
Realty Income Corp.	50,843	2,792,298
Regency Centers Corp.	25,995	1,141,441
Retail Properties of America, Inc., Class A	33,353	206,789
SBA Communications Corp.	17,490	5,070,701
Service Properties Trust	25,810	178,863
SITE Centers Corp.	23,587	142,937
SL Green Realty Corp.	12,236	649,120
Spirit Realty Capital, Inc.	15,399	473,673
Starwood Property Trust, Inc.	42,139	545,279
STORE Capital Corp.	33,273	667,789
Sun Communities, Inc.	14,107	1,895,981
Taubman Centers, Inc.	9,059	390,443
UDR, Inc.	45,224	1,694,543
Ventas, Inc.	58,075	1,878,726
VEREIT, Inc.	167,391	917,303
VICI Properties, Inc.	72,079	1,255,616
Vornado Realty Trust	26,987	1,182,570
Weingarten Realty Investors	18,541	337,261
Welltower, Inc.	64,055	3,281,538
Weyerhaeuser Co.	116,159	2,540,397
WP Carey, Inc.	26,641	1,752,445

		89,479,653

Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.	5,726	866,974
Grocery Outlet Holding Corp.(a)	10,528	350,266
Kroger Co.	123,953	3,918,154
Sprouts Farmers Market, Inc.(a)	18,360	381,521
U.S. Foods Holding Corp.(a)	33,768	726,012

		6,242,927

Food Products — 2.7%
Archer-Daniels-Midland Co.	86,875	3,226,537
Beyond Meat, Inc.(a)	7,339	726,488
Bunge Ltd.	21,553	855,007
Campbell Soup Co.	26,093	1,304,128
Conagra Brands, Inc.	75,220	2,515,357

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Flowers Foods, Inc.	30,139	$671,497
Hain Celestial Group, Inc.(a)(b)	13,003	335,998
Hershey Co.	22,523	2,982,721
Hormel Foods Corp.	43,326	2,029,823
Ingredion, Inc.	10,333	839,040
J.M. Smucker Co.	17,124	1,967,719
Kellogg Co.	38,393	2,514,741
Lamb Weston Holdings, Inc.	22,793	1,398,578
McCormick & Co., Inc.	19,139	3,001,761
Pilgrim’s Pride Corp.(a)	8,338	183,436
Post Holdings, Inc.(a)	10,213	938,064
TreeHouse Foods, Inc.(a)	8,635	446,689
Tyson Foods, Inc., Class A	44,883	2,791,274

		28,728,858

Gas Utilities — 0.3%
Atmos Energy Corp.	18,850	1,922,134
National Fuel Gas Co.	12,655	518,855
UGI Corp.	32,610	984,170

		3,425,159

Health Care Equipment & Supplies — 3.9%
ABIOMED, Inc.(a)	6,926	1,324,597
Align Technology, Inc.(a)	12,161	2,612,791
Cantel Medical Corp.	5,960	220,520
Cooper Cos., Inc.	7,589	2,175,766
DENTSPLY SIRONA, Inc.	34,766	1,475,469
DexCom, Inc.(a)	14,119	4,732,689
Envista Holdings Corp.(a)	22,261	433,422
Hill-Rom Holdings, Inc.	10,431	1,173,383
Hologic, Inc.(a)	40,796	2,043,880
ICU Medical, Inc.(a)	2,973	652,009
IDEXX Laboratories, Inc.(a)	13,250	3,678,200
Insulet Corp.(a)(b)	9,251	1,847,610
Integra LifeSciences Holdings Corp.(a)	10,962	559,610
Masimo Corp.(a)	7,341	1,570,313
Penumbra, Inc.(a)	4,922	872,769
ResMed, Inc.	22,139	3,438,629
STERIS PLC	13,066	1,861,905
Teleflex, Inc.	7,198	2,414,209
Varian Medical Systems, Inc.(a)	14,178	1,621,680
West Pharmaceutical Services, Inc.	11,403	2,158,132
Zimmer Biomet Holdings, Inc.	31,997	3,830,041

		40,697,624

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)	13,439	322,670
AmerisourceBergen Corp.	23,185	2,078,767
Cardinal Health, Inc.	45,618	2,257,179
Centene Corp.(a)	90,196	6,005,250
Chemed Corp.(b)	2,429	1,011,849
Covetrus, Inc.(a)	15,234	181,132
DaVita, Inc.(a)	13,609	1,075,247
Encompass Health Corp.	15,291	1,013,029
Guardant Health, Inc.(a)(b)	5,749	442,443

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein, Inc.(a)(b)	22,841	$1,246,205
Laboratory Corp. of America Holdings(a)	15,087	2,481,057
McKesson Corp.	25,190	3,558,087
MEDNAX, Inc.(a)	13,184	191,432
Molina Healthcare, Inc.(a)	9,431	1,546,401
Premier, Inc., Class A(a)	9,519	315,650
Quest Diagnostics, Inc.	20,716	2,281,039
Universal Health Services, Inc., Class B	12,209	1,290,369

		27,297,806

Health Care Technology — 0.7%
Cerner Corp.	48,735	3,381,722
Change Healthcare, Inc.(a)	34,751	404,502
Veeva Systems, Inc., Class A(a)	20,432	3,898,425

		7,684,649

Hotels, Restaurants & Leisure — 2.4%
Aramark	39,231	1,071,399
Caesars Entertainment Corp.(a)	90,351	872,791
Chipotle Mexican Grill, Inc.(a)	3,988	3,503,657
Choice Hotels International, Inc.	5,243	393,487
Darden Restaurants, Inc.	18,988	1,401,124
Domino’s Pizza, Inc.	6,388	2,312,009
Dunkin’ Brands Group, Inc.	12,940	813,150
Extended Stay America, Inc.(b)	28,179	306,306
Hilton Grand Vacations, Inc.(a)	13,265	273,259
Hilton Worldwide Holdings, Inc.	42,720	3,234,331
Hyatt Hotels Corp., Class A	5,723	321,976
International Game Technology PLC	15,047	113,454
MGM Resorts International	76,107	1,280,881
Norwegian Cruise Line Holdings Ltd.(a)	33,120	543,168
Planet Fitness, Inc., Class A(a)(b)	12,867	776,266
Royal Caribbean Cruises Ltd.	26,825	1,254,605
Six Flags Entertainment Corp.	12,454	249,205
Vail Resorts, Inc.	6,280	1,073,880
Wendy’s Co.	28,724	570,459
Wyndham Destinations, Inc.	14,120	361,048
Wyndham Hotels & Resorts, Inc.	14,265	537,933
Wynn Resorts Ltd.	15,270	1,306,043
Yum China Holdings, Inc.	56,467	2,736,391

		25,306,822

Household Durables — 1.3%
D.R. Horton, Inc.	52,363	2,472,581
Garmin Ltd.	22,619	1,835,758
Leggett & Platt, Inc.	20,274	712,226
Lennar Corp., Class A	42,959	2,150,957
Lennar Corp., Class B	2,615	99,762
Mohawk Industries, Inc.(a)	9,244	810,884
Newell Brands, Inc.	59,519	826,124
NVR, Inc.(a)	502	1,556,200
PulteGroup, Inc.	39,394	1,113,668
Tempur Sealy International, Inc.(a)	7,171	385,441
Toll Brothers, Inc.	18,830	452,297
Whirlpool Corp.	9,683	1,081,978

		13,497,876

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 0.7%
Church & Dwight Co., Inc.	38,375	$2,685,866
Clorox Co.	19,638	3,661,309
Energizer Holdings, Inc.	9,882	385,003
Reynolds Consumer Products, Inc.	7,339	238,004
Spectrum Brands Holdings, Inc.	7,003	301,549

		7,271,731

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	103,464	1,370,898
NRG Energy, Inc.	39,372	1,320,143
Vistra Energy Corp.	66,150	1,292,571

		3,983,612

Industrial Conglomerates — 0.2%
BWX Technologies, Inc.	14,704	780,194
Carlisle Cos., Inc.	8,599	1,040,135
Seaboard Corp.	41	123,455

		1,943,784

Insurance — 3.4%
Alleghany Corp.	2,183	1,165,089
American Financial Group, Inc.	11,532	763,880
American National Insurance Co.	1,209	97,325
Arch Capital Group Ltd.(a)	59,749	1,435,768
Arthur J Gallagher & Co.	29,131	2,286,783
Assurant, Inc.	9,462	1,005,243
Assured Guaranty Ltd.	14,473	430,282
Athene Holding Ltd., Class A(a)	21,205	572,535
Axis Capital Holdings Ltd.	12,765	467,199
Brighthouse Financial, Inc.(a)	16,420	422,158
Brown & Brown, Inc.	36,736	1,319,190
Cincinnati Financial Corp.	23,731	1,561,500
CNA Financial Corp.	4,482	141,542
Erie Indemnity Co., Class A(b)	3,814	679,121
Everest Re Group Ltd.	6,272	1,085,871
Fidelity National Financial, Inc.	41,252	1,115,867
First American Financial Corp.	16,883	778,644
Globe Life, Inc.	16,645	1,370,549
Hanover Insurance Group, Inc.	5,926	594,852
Hartford Financial Services Group, Inc.	56,182	2,134,354
Kemper Corp.	9,877	663,932
Lincoln National Corp.	31,228	1,107,657
Loews Corp.(b)	38,631	1,338,950
Markel Corp.(a)	2,114	1,830,386
Mercury General Corp.	4,206	172,278
Old Republic International Corp.	44,225	705,389
Primerica, Inc.	6,366	661,491
Principal Financial Group, Inc.	42,504	1,547,571
Reinsurance Group of America, Inc.	9,777	1,023,456
RenaissanceRe Holdings Ltd.	6,810	994,328
Unum Group	31,377	547,529

Security	Shares	Value

Insurance (continued)
W.R. Berkley Corp.	22,431	$1,211,274
White Mountains Insurance Group Ltd.	479	466,067
Willis Towers Watson PLC	20,118	3,586,838

		35,284,898

Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(a)	11,588	2,589,686
Match Group, Inc.(a)(b)	8,334	641,385
TripAdvisor, Inc.	16,171	322,935
Twitter, Inc.(a)	118,639	3,402,567
Zillow Group, Inc., Class A(a)	8,910	387,941
Zillow Group, Inc., Class C(a)(b)	19,390	852,384

		8,196,898

Internet & Direct Marketing Retail — 0.5%
Etsy, Inc.(a)	18,376	1,192,051
Expedia Group, Inc.	20,914	1,484,476
GrubHub, Inc.(a)	14,112	674,413
Qurate Retail, Inc., Series A(a)	59,454	478,902
Wayfair, Inc., Class A(a)(b)	9,879	1,225,391

		5,055,233

IT Services — 5.8%
Akamai Technologies, Inc.(a)	24,682	2,411,678
Alliance Data Systems Corp.	6,235	312,186
Amdocs Ltd.	20,759	1,337,710
Black Knight, Inc.(a)(b)	22,393	1,580,274
Booz Allen Hamilton Holding Corp.	21,254	1,560,894
Broadridge Financial Solutions, Inc.	17,732	2,056,912
CACI International, Inc., Class A(a)	3,844	961,538
CoreLogic, Inc.	12,349	474,449
DXC Technology Co.	39,601	717,966
EPAM Systems, Inc.(a)	8,084	1,785,675
Euronet Worldwide, Inc.(a)	7,734	709,672
Fiserv, Inc.(a)	88,049	9,074,330
FleetCor Technologies, Inc.(a)	13,296	3,207,660
Gartner, Inc.(a)	13,621	1,618,311
Genpact Ltd.	29,255	1,007,250
Global Payments, Inc.	46,518	7,722,918
GoDaddy, Inc., Class A(a)	26,983	1,873,430
Jack Henry & Associates, Inc.	11,973	1,958,184
Leidos Holdings, Inc.	20,832	2,058,410
MongoDB, Inc.(a)	6,625	1,074,111
Okta, Inc.(a)	16,333	2,471,183
Paychex, Inc.	50,089	3,432,098
Sabre Corp.	42,537	309,244
Square, Inc., Class A(a)	53,607	3,491,960
Switch, Inc., Class A	9,089	156,058
Twilio, Inc., Class A(a)(b)	19,115	2,146,615
VeriSign, Inc.(a)	16,145	3,382,216
Western Union Co.	65,355	1,246,320
WEX, Inc.(a)	6,745	892,498

		61,031,750

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.3%
Brunswick Corp.	12,550	$598,886
Hasbro, Inc.	19,668	1,420,227
Mattel, Inc.(a)	53,160	463,555
Polaris, Inc.	8,897	631,064

		3,113,732

Life Sciences Tools & Services — 2.1%
Adaptive Biotechnologies Corp.(a)	10,195	326,342
Agilent Technologies, Inc.	48,368	3,707,891
Avantor, Inc.(a)	48,728	819,118
Bio-Rad Laboratories, Inc., Class A(a)	3,310	1,456,731
Bio-Techne Corp.	5,922	1,332,450
Bruker Corp.	15,803	621,374
Charles River Laboratories International, Inc.(a)	7,524	1,088,497
IQVIA Holdings, Inc.(a)	27,553	3,928,782
Mettler-Toledo International, Inc.(a)	3,699	2,663,058
PerkinElmer, Inc.	17,191	1,556,301
PPD, Inc.(a)	10,542	251,954
PRA Health Sciences, Inc.(a)	9,828	948,402
QIAGEN NV(a)	34,489	1,437,846
Waters Corp.(a)	9,959	1,862,333

		22,001,079

Machinery — 3.8%
AGCO Corp.	9,675	511,227
Allison Transmission Holdings, Inc.	16,912	614,582
Colfax Corp.(a)	14,224	366,837
Crane Co.	7,813	425,418
Cummins, Inc.	22,888	3,742,188
Donaldson Co., Inc.	19,531	856,044
Dover Corp.	22,595	2,116,022
Flowserve Corp.	20,285	571,428
Fortive Corp.	46,064	2,948,096
Gates Industrial Corp. PLC(a)(b)	7,123	61,187
Graco, Inc.	25,743	1,149,682
IDEX Corp.	11,781	1,809,915
Ingersoll Rand, Inc.(a)	53,669	1,560,694
ITT, Inc.	13,573	715,568
Lincoln Electric Holdings, Inc.	9,077	730,789
Middleby Corp.(a)	8,573	476,916
Nordson Corp.	8,929	1,436,765
Oshkosh Corp.	10,515	710,078
PACCAR, Inc.	52,907	3,662,752
Parker-Hannifin Corp.	19,964	3,156,708
Pentair PLC	25,891	895,570
Snap-on, Inc.	8,494	1,106,683
Stanley Black & Decker, Inc.	23,627	2,603,695
Timken Co.	10,401	390,870
Toro Co.	16,733	1,067,733
Trinity Industries, Inc.	15,564	300,230

Security	Shares	Value

Machinery (continued)
Valmont Industries, Inc.	3,315	$388,651
WABCO Holdings, Inc.(a)	7,984	1,072,890
Westinghouse Air Brake Technologies Corp.	28,001	1,579,816
Woodward, Inc.	8,515	515,668
Xylem, Inc.	27,924	2,007,736

		39,552,438

Marine — 0.0%
Kirby Corp.(a)	9,249	494,082

Media — 2.1%
Altice USA, Inc., Class A(a)	47,090	1,222,927
AMC Networks, Inc., Class A(a)	6,656	158,746
Cable One, Inc.	682	1,304,571
Discovery, Inc., Class A(a)(b)	24,138	541,174
Discovery, Inc., Class C(a)	52,746	1,076,546
DISH Network Corp., Class A(a)	40,666	1,017,260
Fox Corp., Class A	53,239	1,377,293
Fox Corp., Class B(a)	24,835	634,783
GCI Liberty, Inc., Class A(a)	15,354	933,984
Interpublic Group of Cos., Inc.	60,338	1,024,539
John Wiley & Sons, Inc., Class A	6,688	251,134
Liberty Broadband Corp., Class A(a)	3,809	457,156
Liberty Broadband Corp., Class C(a)	16,446	2,017,595
Liberty Media Corp. — Liberty Formula One, Class A(a)	3,867	116,977
Liberty Media Corp. — Liberty Formula One, Class C(a)	30,959	996,570
Liberty Media Corp. — Liberty SiriusXM, Class A(a)(b)	13,095	441,432
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	23,877	813,489
Lions Gate Entertainment Corp., Class A(a)	7,972	56,920
Lions Gate Entertainment Corp., Class B(a)	17,575	117,401
Madison Square Garden Co., Class A(a)	2,905	497,685
New York Times Co., Class A(b)	25,373	825,130
News Corp., Class A	59,495	589,596
News Corp., Class B	19,013	194,313
Nexstar Media Group, Inc., Class A	6,934	485,657
Omnicom Group, Inc.	33,621	1,917,406
Sinclair Broadcast Group, Inc., Class A	9,691	171,046
Sirius XM Holdings, Inc.	213,730	1,263,144
ViacomCBS, Inc., Class A	1,583	31,074
ViacomCBS, Inc., Class B	84,519	1,458,798

		21,994,346

Metals & Mining — 1.4%
Alcoa Corp.(a)	28,853	235,152
Arconic Corp.(a)	15,453	134,750
Freeport-McMoRan, Inc.	225,950	1,995,138
Newmont Corp.	127,558	7,587,150

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	47,532	$1,957,843
Reliance Steel & Aluminum Co.	10,189	912,731
Royal Gold, Inc.	10,198	1,249,561
Steel Dynamics, Inc.	32,288	783,630
United States Steel Corp.(b)	26,000	199,680

		15,055,635

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	84,529	1,049,850
Annaly Capital Management, Inc.	222,899	1,393,119
Two Harbors Investment Corp.	42,220	192,945

		2,635,914

Multi-Utilities — 2.8%
Ameren Corp.	38,197	2,778,832
CenterPoint Energy, Inc.	78,370	1,334,641
CMS Energy Corp.	44,129	2,519,325
Consolidated Edison, Inc.	51,917	4,091,059
DTE Energy Co.	28,902	2,998,293
MDU Resources Group, Inc.	30,776	691,229
NiSource, Inc.	58,124	1,459,494
Public Service Enterprise Group, Inc.	78,741	3,992,956
Sempra Energy	44,015	5,451,258
WEC Energy Group, Inc.	49,211	4,456,056

		29,773,143

Multiline Retail — 1.1%
Dollar General Corp.	39,759	6,969,753
Dollar Tree, Inc.(a)	36,769	2,929,386
Kohl’s Corp.	24,169	446,160
Macy’s, Inc.	45,786	268,306
Nordstrom, Inc.	16,652	312,724
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,165	554,485

		11,480,814

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	38,476	182,761
Antero Resources Corp.(a)(b)	35,569	105,996
Apache Corp.	58,970	771,328
Cabot Oil & Gas Corp.	62,659	1,354,688
Centennial Resource Development, Inc., Class A(a)	29,956	35,348
Cheniere Energy, Inc.(a)	35,932	1,677,665
Chesapeake Energy Corp.(a)(b)	1,008	17,640
Cimarex Energy Co.	15,376	390,858
Concho Resources, Inc.	31,011	1,758,944
Continental Resources, Inc.(b)	13,433	220,167
Devon Energy Corp.	59,286	739,296
Diamondback Energy, Inc.	25,107	1,093,159
EQT Corp.	39,705	579,296
Equitrans Midstream Corp.	31,843	266,844
Hess Corp.	41,906	2,038,308
HollyFrontier Corp.	23,115	763,720
Kosmos Energy Ltd.	57,578	95,004
Marathon Oil Corp.	124,186	760,018

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	22,132	$262,485
Noble Energy, Inc.	73,352	719,583
ONEOK, Inc.	64,143	1,919,800
Parsley Energy, Inc., Class A	47,124	445,322
PBF Energy, Inc., Class A	18,913	215,608
Pioneer Natural Resources Co.	25,688	2,294,195
Range Resources Corp.	32,726	190,793
Targa Resources Corp.	35,412	458,939
Williams Cos., Inc.	189,311	3,666,954
WPX Energy, Inc.(a)	64,030	392,504

		23,417,223

Paper & Forest Products — 0.0%
Domtar Corp.	8,854	206,830

Personal Products — 0.1%
Coty, Inc., Class A	46,127	251,392
Herbalife Nutrition Ltd.(a)(b)	15,386	574,667
Nu Skin Enterprises, Inc., Class A	8,557	249,950

		1,076,009

Pharmaceuticals — 0.8%
Catalent, Inc.(a)(b)	23,913	1,653,584
Elanco Animal Health, Inc.(a)	61,806	1,527,226
Horizon Therapeutics PLC(a)	29,069	1,047,647
Jazz Pharmaceuticals PLC(a)	8,659	954,655
Mylan NV(a)	80,259	1,345,943
Nektar Therapeutics(a)(b)	25,968	498,586
Perrigo Co. PLC	19,716	1,050,863

		8,078,504

Professional Services — 1.8%
CoStar Group, Inc.(a)	5,611	3,637,387
Equifax, Inc.	18,763	2,606,181
IHS Markit Ltd.	60,763	4,089,350
ManpowerGroup, Inc.	9,084	674,396
Nielsen Holdings PLC	55,018	810,415
Robert Half International, Inc.	17,555	829,825
TransUnion	29,174	2,298,619
Verisk Analytics, Inc.	24,893	3,804,397

		18,750,570

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	52,188	2,240,431
Howard Hughes Corp.(a)	6,307	341,587
Jones Lang LaSalle, Inc.	8,037	848,546

		3,430,564

Road & Rail — 0.8%
AMERCO	1,380	386,579
JB Hunt Transport Services, Inc.	13,273	1,342,166
Kansas City Southern	14,947	1,951,331
Knight-Swift Transportation Holdings, Inc.	19,066	708,874
Landstar System, Inc.	6,088	628,951

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Lyft, Inc., Class A(a)(b)	30,546	$1,002,825
Old Dominion Freight Line, Inc.	15,171	2,204,195
Ryder System, Inc.	8,102	286,811
Schneider National, Inc., Class B	8,673	190,025

		8,701,757

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.(a)(b)	160,943	8,431,804
Cree, Inc.(a)(b)	16,654	718,287
Entegris, Inc.	21,016	1,139,698
First Solar, Inc.(a)	12,745	560,907
KLA Corp.	24,472	4,015,611
Lam Research Corp.	22,523	5,749,671
Marvell Technology Group Ltd.	103,453	2,766,333
Maxim Integrated Products, Inc.	41,847	2,300,748
Microchip Technology, Inc.	36,651	3,215,392
MKS Instruments, Inc.	8,463	848,247
Monolithic Power Systems, Inc.	6,607	1,320,805
ON Semiconductor Corp.(a)	63,843	1,024,361
Qorvo, Inc.(a)	18,086	1,772,971
Skyworks Solutions, Inc.	26,528	2,755,729
Teradyne, Inc.	26,034	1,628,166
Xilinx, Inc.	38,860	3,396,364

		41,645,094

Software — 6.0%
Alteryx, Inc., Class A(a)	7,115	805,276
Anaplan, Inc.(a)(b)	13,516	552,264
ANSYS, Inc.(a)	13,035	3,412,954
Aspen Technology, Inc.(a)	10,654	1,089,372
Atlassian Corp. PLC, Class A(a)	18,679	2,904,398
Avalara, Inc.(a)	7,253	648,201
Bill.Com Holdings, Inc.(a)	1,456	85,744
Cadence Design Systems, Inc.(a)	43,380	3,519,419
CDK Global, Inc.	18,824	739,407
Cerence, Inc.(a)(b)	5,888	124,590
Ceridian HCM Holding, Inc.(a)	14,610	861,552
Citrix Systems, Inc.	18,183	2,636,717
Coupa Software, Inc.(a)(b)	9,917	1,746,285
DocuSign, Inc.(a)	24,654	2,582,506
Dropbox, Inc., Class A(a)	32,736	688,111
Dynatrace, Inc.(a)	20,084	599,507
Elastic NV(a)	8,366	536,595
Fair Isaac Corp.(a)	4,421	1,560,348
FireEye, Inc.(a)	31,309	360,367
Fortinet, Inc.(a)	22,323	2,405,080
Guidewire Software, Inc.(a)	12,920	1,173,653
HubSpot, Inc.(a)(b)	6,401	1,079,401
LogMeIn, Inc.	7,439	635,737
Manhattan Associates, Inc.(a)	9,851	698,830
Medallia, Inc.(a)	10,510	225,755
New Relic, Inc.(a)	7,788	418,138
NortonLifeLock, Inc.	87,705	1,865,485
Nuance Communications, Inc.(a)	44,761	904,172

Security	Shares	Value

Software (continued)
Nutanix, Inc., Class A(a)	27,116	$555,607
PagerDuty, Inc.(a)	6,859	144,793
Palo Alto Networks, Inc.(a)	14,780	2,904,418
Paycom Software, Inc.(a)	7,675	2,003,328
Paylocity Holding Corp.(a)	5,335	611,018
Pegasystems, Inc.	5,904	493,692
Pluralsight, Inc., Class A(a)(b)	9,627	158,268
Proofpoint, Inc.(a)	8,699	1,058,929
PTC, Inc.(a)	16,238	1,124,481
RealPage, Inc.(a)	12,449	802,836
RingCentral, Inc., Class A(a)	11,603	2,651,634
Smartsheet, Inc., Class A(a)	13,508	712,142
SolarWinds Corp.(a)	6,908	117,298
Splunk, Inc.,(a)(b)	24,301	3,410,888
SS&C Technologies Holdings, Inc.	34,508	1,903,461
Synopsys, Inc.(a)	23,242	3,651,783
Teradata Corp.(a)	17,446	428,997
Trade Desk, Inc., Class A(a)(b)	6,111	1,787,956
Tyler Technologies, Inc.(a)	5,977	1,916,764
Zendesk, Inc.(a)	17,421	1,339,326
Zscaler, Inc.(a)	10,866	728,891

		63,366,374

Specialty Retail — 2.5%
Advance Auto Parts, Inc.(b)	10,342	1,250,451
AutoNation, Inc.(a)	8,289	308,682
AutoZone, Inc.(a)	3,701	3,776,204
Best Buy Co., Inc.	34,506	2,647,645
Burlington Stores, Inc.(a)	10,190	1,861,611
CarMax, Inc.(a)(b)	25,613	1,886,397
Carvana Co.(a)	7,015	561,972
Dick’s Sporting Goods, Inc.	9,437	277,353
Five Below, Inc.(a)	8,584	773,933
Floor & Decor Holdings, Inc., Class A(a)	10,725	454,740
Foot Locker, Inc.	16,179	414,668
Gap, Inc.	33,358	270,867
L Brands, Inc.	35,266	419,313
O’Reilly Automotive, Inc.(a)	11,625	4,491,203
Penske Automotive Group, Inc.	5,306	190,910
Tiffany & Co.	18,825	2,381,363
Tractor Supply Co.	18,578	1,884,367
Ulta Salon Cosmetics & Fragrance, Inc.(a)	8,558	1,864,959
Urban Outfitters, Inc.(a)	10,728	186,024
Williams-Sonoma, Inc.	11,937	738,184

		26,640,846

Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	203,889	2,051,123
NCR Corp.(a)	19,826	406,830
NetApp, Inc.	35,627	1,559,394
Pure Storage, Inc., Class A(a)(b)	36,688	528,307
Western Digital Corp.	46,407	2,138,435
Xerox Holdings Corp.(a)	27,267	498,713

		7,182,802

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	22,027	$335,912
Carter’s, Inc.	6,724	525,817
Columbia Sportswear Co.	4,648	338,792
Hanesbrands, Inc.	55,628	552,942
Lululemon Athletica, Inc.(a)	18,406	4,113,373
PVH Corp.	11,208	551,770
Ralph Lauren Corp.	7,469	551,063
Skechers U.S.A., Inc., Class A(a)	20,340	573,181
Tapestry, Inc.	43,433	646,283
Under Armour, Inc., Class A(a)	28,834	300,450
Under Armour, Inc., Class C(a)	29,825	276,478

		8,766,061

Thrifts & Mortgage Finance — 0.2%
LendingTree, Inc.(a)	1,194	297,748
MGIC Investment Corp.	54,497	398,373
New York Community Bancorp, Inc.	71,117	772,330
TFS Financial Corp.	7,766	106,006

		1,574,457

Trading Companies & Distributors — 0.9%
Air Lease Corp.	16,472	430,743
Fastenal Co.	89,168	3,229,665
HD Supply Holdings, Inc.(a)	25,071	744,107
MSC Industrial Direct Co., Inc., Class A	6,803	405,731
United Rentals, Inc.(a)(b)	11,597	1,490,214
Univar Solutions, Inc.(a)(b)	25,935	376,576
W.W. Grainger, Inc.	6,738	1,856,858
Watsco, Inc.	5,018	807,848
WESCO International, Inc.(a)	6,578	170,173

		9,511,915

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	11,228	309,781

Water Utilities — 0.5%
American Water Works Co., Inc.	28,169	3,427,885

Security	Shares	Value

Water Utilities (continued)
Essential Utilities, Inc.	33,644	$1,405,983

		4,833,868

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	15,496	304,032
United States Cellular Corp.(a)	2,286	72,763

		376,795

Total Common Stocks — 98.1% (Cost — $921,903,901)		1,033,415,969

Investment Companies — 0.9%

Equity Fund — 0.9%
iShares Russell Mid-Cap ETF(e)	187,130	9,232,994

Total Investment Companies — 0.9% (Cost — $7,788,832)		9,232,994

Total Long-Term Investments — 99.0% (Cost — $929,692,733)		1,042,648,963

Short-Term Securities — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.92%(c)(d)(e)	42,529,552	42,576,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.21%(c)(e)	8,387,513	8,387,513

Total Short-Term Securities — 4.8% (Cost — $50,907,074)		50,963,847

Total Investments — 103.8% (Cost — $980,599,807)		1,093,612,810

Liabilities in Excess of Other Assets — (3.8)%		(39,780,133)

Net Assets — 100.0%		$1,053,832,677

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund

(e)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,749,992	5,779,560	(b)	—		42,529,552	$42,576,334	$199,040	(c)	$(27,848)	$48,937
BlackRock Cash Funds: Treasury, SL Agency Shares	13,140,461	—		(4,752,948	)(b)	8,387,513	8,387,513	141,023		—	—
iShares Russell Mid-Cap ETF	127,180	811,780		(751,830)		187,130	9,232,994	153,913		(2,040,256)	1,174,687

							$60,196,841	$493,976		$(2,068,104)	$1,223,624

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	25	06/19/20	$3,628	$357,282
S&P MidCap 400 E-Mini Index	37	06/19/20	6,073	808,155

				$1,165,437

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$1,033,415,969	$—	$—	$1,033,415,969
Investment Companies	9,232,994	—	—	9,232,994
Short-Term Securities	50,963,847	—	—	50,963,847

	$1,093,612,810	$—	$—	$1,093,612,810

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,165,437	$—	$—	$1,165,437

	$1,165,437	$—	$—	$1,165,437

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.